Consolidated Statements of Net Earnings and Comprehensive (Loss) Income - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue
Petroleum and natural gas sales	$ 1,689,863	$ 1,678,117
Royalties	(163,666)	(152,167)
Sales of purchased commodities	221,274	0
Petroleum and natural gas revenue	1,747,471	1,525,950
Expenses
Purchased commodities	221,274	0
Operating	440,078	357,014
Transportation	72,446	51,887
Equity based compensation	64,233	60,746
(Gain) loss on derivative instruments	(26,792)	1,932
Interest expense	81,377	72,759
General and administration	58,976	51,929
Foreign exchange (gain) loss	(52,271)	63,000
Other income	(6,875)	(82)
Accretion	32,667	31,219
Depletion and depreciation	675,177	609,056
Impairment	46,056	0
Gain on business combination		(128,208)
Expenses	1,606,346	1,171,252
Earnings before income taxes	141,125	354,698
Taxes
Deferred	56,096	39,471
Current	52,230	43,577
Taxes	108,326	83,048
Net earnings	32,799	271,650
Other comprehensive (loss) income
Currency translation adjustments	(81,042)	46,353
Unrealized gain on derivatives designated as cash flow hedges, net of tax	11,295	0
Unrealized gain on derivatives designated as net investment hedges, net of tax	1,143	0
Comprehensive (loss) income	$ (35,805)	$ 318,003
Net earnings per share
Basic	$ 0.21	$ 1.93
Diluted	$ 0.21	$ 1.91
Weighted average shares outstanding ('000s)
Basic	154,736	140,619
Diluted	156,095	142,335